BUSINESS AND ASSET ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Fair market value of the considerations
	Shares	FMV
Closing Consideration Shares	12,947,657	$2,071,625
ANDA Consideration Shares	12,947,655	1,657,300
Total	25,895,312	$3,728,925

Aggregate purchase price consideration

The total purchase price is summarized as follows:
Cash consideration	$43,124
Fair value of common stock issued at closing	2,071,625
Fair value of ANDA consideration shares	1,657,300
Fair value of future earn out payments	1,205,000
Total	$4,977,049

Fair value of assets acquired and liabilities assumed
Cash	$43,124
Prepaid expenses	25,907
Total tangible assets	69,031

Product rights and related manufacturing agreement	4,681,000
Trademarks	150,000
Total identifiable intangible assets	4,831,000

Goodwill	120,143
Total acquired assets	5,020,174

Other current liabilities	(43,125)
Total assumed liabilities	(43,125)

Acquired assets net of assumed liabilities	$4,977,049

Pro forma information	Beyond Human
	Nine Months Ended September 30, 2016		Nine Months Ended September 30, 2015
	As Reported	Pro Forma (unaudited)	As Reported	Pro Forma (unaudited)
Net revenues	$3,119,126	$3,175,750	$555,069	$2,636,107
Net loss	$(10,341,121)	$(10,354,157)	$(3,224,778)	$(3,029,008)
Net loss per share of common stock – basic and diluted	$(0.12)	$(0.12)	$(0.06)	$(0.06)
Weighted average number of shares of common stock outstanding – basic and diluted	86,498,234	86,498,234	50,486,501	50,486,501

	Three Months Ended September 30, 2015
	As Reported	Pro Forma (unaudited)
Net revenues	$179,744	$772,337
Net loss	$(858,747)	$(850,364)
Net loss per share of common stock – basic and diluted	$(0.02)	$(0.02)
Weighted average number of shares of common stock outstanding – basic and diluted	55,076,819	55,076,819

Novalere

	Nine Months Ended September 30, 2015
	As Reported	Pro Forma (unaudited)
Net revenues	$555,069	$555,069
Net loss	$(3,224,778)	$(3,540,908)
Net loss per share of common stock – basic and diluted	$(0.06)	$(0.07)
Weighted average number of shares of common stock outstanding – basic and diluted	50,486,501	52,193,884

	Year Ended December 31, 2015		Year Ended December 31, 2014
	As Reported	Pro Forma (unaudited)	As Reported	Pro Forma (unaudited)
Net revenues	$735,717	$735,717	$1,030,113	$1,030,113
Net loss	$(4,202,628)	$(4,578,521)	$(4,826,967)	$(8,350,196)
Net loss per share of common stock – basic and diluted	$(0.08)	$(0.09)	$(0.20)	$(0.22)
Weighted average number of shares outstanding – basic and diluted	52,517,530	53,794,559	24,384,037	37,331,694